SHAREHOLDERS’ EQUITY (Details Narrative)	11 Months Ended
Dec. 31, 2021 $ / shares shares
Equity [Abstract]
Preferred stock, shares issued	0
Preferred stock, shares outstanding	0
Undeclared accumulated preferred share dividends | $ / shares	$ 0
Preferred stock voting rights	No holder of Preferred Shares shall be entitled to vote on any matter submitted to a vote of shareholders
Common Stock, Shares, Outstanding	5,804,254
Common stock voting rights	Each shareholder of Common Shares shall be entitled to one vote for each share of Common Shares held at all meetings of the Company’s shareholders